Stock Based Compensation (Details 2) - Nonvested Shares [Member] - Aircom 2014 [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding, Beginning	85,975	302,467	675,510
Granted
Vested	(79,761)	(216,492)	(220,359)
Forfeited/Cancelled			(152,684)
Outstanding, Ending	6,214	85,975	302,467
Weighted Average Exercise Price Per Share
Options outstanding, beginning	$ 1.5786	$ 0.8315	$ 1.2985
Granted
Vested	1.4404	0.5349	0.5730
Forfeited/Cancelled			3.2749
Options outstanding, Ending	$ 3.3528	$ 1.5786	$ 0.8315